Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
IMC
Business Acquisition [Line Items]
Summary of Purchase Consideration	The purchase consideration was comprised of the following (in thousands):

Cash consideration (1)	$172,302
Share consideration (2)	$155,347
Contingent consideration (3)	$40,785
Other consideration (4)	$1,271

(1)	Represents cash consideration inclusive of the payment of $79.8 million of IMC debt simultaneous with the Closing and the reimbursement of IMC Parent’s transaction costs of $7.3 million.
(2)
Represent the issuance of 10,412,023 shares of Class A Common Stock, which shares were issued at a reference price of $10.00 per share, but the value of which was $14.92 per share, the closing price on the date of the IMC Acquisition.

(3)	Represents the fair value of equity-classified contingent consideration.
(4)	Represents the fair value of cash and equity purchase consideration held in escrow pending the finalization of final closing adjustments.

Summary of Purchase Consideration and Preliminary Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the purchase consideration and the preliminary fair value of the assets acquired and liabilities assumed (
in thousands
):

Purchase price allocation
Cash	$14,842
Accounts receivable	21,298
Other current assets	1,446
Property, plant, & equipment	6,198
Intangible assets	34,121
Other assets	448
Accounts payable and accrued expenses	(8,793)
Long term debt	(197)
Other long term liabilities	(1,898)

Net Assets Acquired	67,465

Excess of Consideration over Net Assets Acquired	302,240

Total Consideration	$369,705

SMA Entities
Business Acquisition [Line Items]
Summary of Purchase Consideration	The purchase consideration was comprised of the following (
in thousands
):

Cash consideration (1)	$52,000
Share consideration (2)	$5,027

(1)	Represents cash consideration of $52.0 million inclusive of $2.5 million held in escrow and $145,000 in SMA seller transaction cost.
(2)	Represents equity consideration of 384,615 shares of Class A Common Stock valued at $5.0 million based on the June 18, 2021 closing price of $13.07.

Summary of Purchase Consideration and Preliminary Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the consideration paid and the preliminary fair value of the assets acquired and liabilities assumed (
in thousand
s):

Purchase price allocation
Cash	$73
Accounts receivable	1,830
Property, plant, & equipment	178
Intangible assets	9,404
Other assets	29
Accounts payable and accrued expenses	(178)

Net Assets Acquired	11,336

Excess of Consideration over Net Assets Acquired	45,691

Total Consideration	$57,027

DNF
Business Acquisition [Line Items]
Summary of Purchase Consideration	The purchase consideration was comprised of the following (
in thousands
):

Cash consideration (1)	$88,118
Share consideration (2)	$26,072

(1)	Represents cash consideration of $88.1 million inclusive of $11.0 million held in escrow and $242,000 in DNF seller transaction costs.
(2)	Represents equity consideration of 2,741,528 shares of Class A Common Stock valued at $26.1 million based on the September 1, 2021 closing price of $9.51.

Summary of Purchase Consideration and Preliminary Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the purchase consideration and the preliminary fair value of the assets acquired (
in thousands
):

Purchase price allocation
Accounts receivable	$3,732
Property, plant, & equipment	3,520
Intangible assets	15,329
Other assets	65

Net Assets Acquired	22,646

Excess of Consideration over Net Assets Acquired	91,544

Total Consideration	$114,190

Advantis
Business Acquisition [Line Items]
Summary of Purchase Consideration	The purchase consideration was comprised of the following (
in thousands
):

Cash consideration (1)	$9,865
Share consideration (2)	$1,107

(1)	Represents cash consideration of $9.9 million inclusive of $900,000 held in escrow and $60,000 in Advantis seller transaction cost
(2)	Represents equity consideration of 145,883 shares of Class A Common Stock valued at $1.1 million based on the December 22, 2021 closing price of $7.59.

Summary of Purchase Consideration and Preliminary Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the purchase consideration and the preliminary fair value of the assets acquired (
in thousands)
:

Purchase price allocation
Accounts receivable	$242
Property, plant, & equipment	18
Intangible assets	1,064
Other assets	20

Net Assets Acquired	1,344

Excess of Consideration over Net Assets Acquired	9,628

Total Consideration	$10,972

Business Intelligence & Analytics LLC
Business Acquisition [Line Items]
Summary of Purchase Consideration	The purchase consideration was comprised of the following (
in thousands
):

Cash consideration (1)	$4,000
Share consideration (2)	$1,124

(1)	Represents cash consideration of $4.0 million.
(2)	Represents equity consideration of 148,104 shares of Class A Common Stock valued at $1.1 million based on the December 22, 2021 closing price of $7.59.

Summary of Purchase Consideration and Preliminary Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the purchase consideration and the preliminary fair value of the assets acquired (
in thousands)
:

Purchase price allocation
Intangible assets	289

Net Assets Acquired	289

Excess of Consideration over Net Assets Acquired	4,835

Total Consideration	$5,124